Accounts Receivable - Retainages on Contracts (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Retainages expected to be collected within one year	$ 119,550	$ 58,431
Retainages expected to be collected after one year	39,253	127,193
Total retainages	$ 158,803	$ 185,624